Legal Proceedings - Disclosure of Legal Proceedings Explanatory (Detail) $ in Millions	Jan. 31, 2020 CAD ($)
BMO Nesbitt Burns Inc., BMO InvestorLine Inc. and BMO Trust Company [Member] | Top of range [member]
Disclosure of contingent liabilities [line items]
Legal proceedings, class action claimed various monetary awards	$ 419